Financing receivables, net	12 Months Ended
Dec. 31, 2019
Financing receivables, net
Financing receivables, net

4.    Financing receivables, net

Financing receivables originated and retained by the Company consist of the following:

As of December 31, 2019
(In thousands)
Financing receivables	$246,864
Allowance for financing receivables	(20,766)
Financing receivables, net	$226,098

The total financing receivables balance represents the outstanding loans made to the borrowers from consolidated trusts and loans held by Weiju, a subsidiary of the Company with an original term less than one year and do not have collateral. As part of the company’s efforts to develop new product offerings for institutional funding partners, the Company has established a series of trusts administrated by third-party trust companies since January 2019. These trusts invest solely in loans originated through the Company’s platform to provide returns to the beneficiaries, including the Company. Since the trusts only invest in loans originated through the Company, the Company has power to direct the activities of the trusts. Also, the Company is either the sole beneficiary of some trusts or has the obligation to absorb losses or the right to receive benefits from some trusts that could potentially be significant to these trusts. As a result, the Company is considered the primary beneficiary of the trusts and their assets, liabilities, results of operations and cash flows are consolidated accordingly. The cash of the consolidated trust that will be issued loans to the borrowers is presented as restricted cash in the consolidated balance sheet with amounts of $56.1 million as of December 31, 2019.

Aging analysis of past due financing receivables as of December 31, 2019

Year ended
December 31, 2019
(In thousands)
Days past due
1-29	$4,859
30-59	4,151
60-89	2,993
90-179	6,099
180 or greater	2,190
Total past due	20,292
Current	226,572
Total financing receivables	$246,864

The following table sets forth the movement of the allowance for financing receivables for the years ended December 31, 2019.

Year ended
December 31, 2019
(In thousands)
Balance at beginning of year	$—
Current period provision	(20,755)
Foreign exchange impact	(11)
Balance at end of year	$(20,766)

The Company evaluates the creditworthiness and collectability of its financing receivable portfolio on a pooled basis, due to its composition of small, homogeneous financing receivables with similar general credit risk characteristics.